RECEIVABLES, PREPAID EXPENSES, AND LEASE RECEIVABLE (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Lease interest income	$ 10,109	$ 0	$ 0